DERIVATIVE LIABILITIES - Schedule of estimation of the top-rights (Details)	12 Months Ended	13 Months Ended
	Sep. 30, 2024 $ / shares	Sep. 30, 2023 $ / shares
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 9.89	$ 9.94
Forfeiture rate	0.10	0.10
Minimum
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 1.20	$ 1.20
Risk free interest rate	2.78%	4.11%
Expected future volatility of Common Shares	75.00%	70.00%
Expected life	2 years 1 month 20 days	1 year 4 months 2 days
Maximum
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 45.08	$ 45.08
Risk free interest rate	2.89%	4.54%
Expected future volatility of Common Shares	85.00%	90.00%
Expected life	4 years 4 months 24 days	5 years 1 month 13 days
WARRANTS
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 2.50	$ 2.50
Risk free interest rate	0.0279	0.0359
Expected future volatility of Common Shares	0.7500	0.9000
Expected life	1 month 13 days	1 month 13 days
Forfeiture rate	0	0
PSUs
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 0	$ 0
Risk free interest rate	0.0283	0.0365
Expected future volatility of Common Shares	0.7500	0.8500
Expected life	5 years 11 months 1 day	5 years 11 months 1 day
Forfeiture rate	0.25	0.25
RSUs
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 0	$ 0
Risk free interest rate	0.0287	0.0378
Expected future volatility of Common Shares	0.7500	0.8500
Expected life	5 years 2 months 4 days	5 years 2 months 4 days
Forfeiture rate	0.06	0.06
TOP-UP OPTIONS
Disclosure of financial liabilities [line items]
Risk free interest rate	0.0310
Expected future volatility of Common Shares	0.6000
Expected life	1 year 4 months 28 days
Forfeiture rate	0
TOP-UP OPTIONS | Minimum
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 1.20
TOP-UP OPTIONS | Maximum
Disclosure of financial liabilities [line items]
Average exercise price (in CAD per share)	$ 2.23